===============================================================================
SEI INDEX FUNDS
===============================================================================
SEMI-ANNUAL REPORT
===============================================================================












                                 September 30, 1995

STATEMENT OF NET ASSETS
===============================================================================
SEI Index Funds -- September 30, 1995 (Unaudited)


S&P 500 INDEX PORTFOLIO
-------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
-------------------------------------------------------------------------------
COMMON STOCK--96.8%
AGRICULTURE--0.1%
   Pioneer Hi Bred International      10,200       $   469
                                                   -------
AIR TRANSPORTATION--0.4%
   AMR*                               12,680           762
   Delta Air Lines                     5,985           414
   Federal Express*                    6,635           551
   Southwest Airlines                 17,100           432
   US Air Group*                       7,165            82
                                                   -------
                                                     2,241
                                                   -------
AIRCRAFT--1.9%
   Allied Signal                      33,770         1,490
   Boeing                             40,603         2,771
   General Dynamics                    7,530           413
   Lockheed Martin                    25,316         1,699
   McDonnell Douglas                  13,795         1,142
   Northrop                            5,865           357
   Teledyne                            6,650           180
   Textron                            10,455           714
   United Technologies                14,465         1,279
                                                   -------
                                                    10,045
                                                   -------
APPAREL/TEXTILES--0.2%
   Fruit of the Loom*                  9,800           202
   Liz Claiborne                       9,350           236
   Russell                             4,765           122
   Springs Industries, Class A         2,370            93
   VF                                  7,730           394
                                                   -------
                                                     1,047
                                                   -------
AUTOMOTIVE--2.8%
   Chrysler                           45,142         2,393
   Cooper Tire & Rubber               10,000           243
   Dana                               11,830           342
   Dial                               11,000           272
   Eaton                               9,330           494
   Echlin                              7,135           255
   Fleetwood Enterprises               5,490           109
   Ford Motor                        129,040         4,016
   General Motors                     89,930         4,215
   Genuine Parts                      14,595           586
   Goodyear Tire & Rubber             18,070           712
   Navistar International              8,926           107
   Paccar                              4,454           208
   Republic New York                   6,500           380
   TRW                                 7,760           577
                                                   -------
                                                    14,909
                                                   -------

-------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
-------------------------------------------------------------------------------
BANKS--5.0%
   H.F. Ahmanson                      14,000        $  355
   Barnett Banks                      18,760           894
   Boatmen's Bancshares               15,200           563
   Chase Manhattan                    21,780         1,331
   Chemical Banking                   30,251         1,842
   Citicorp                           47,545         3,364
   CoreStates Financial               17,200           630
   First Chicago                      10,960           752
   First Fidelity Bancorp              9,635           650
   First Interstate Bancorp            9,440           951
   First Union                        20,950         1,069
   Fleet Financial Group              16,850           636
   Golden West Financial               7,205           364
   Great Western Financial            15,970           379
   KeyCorp                            28,671           982
   Mellon Bank                        17,205           768
   J.P. Morgan                        22,530         1,743
   NBD Bancorp                        19,065           729
   National City                      17,600           543
   NationsBank                        32,961         2,217
   Norwest                            38,786         1,270
   PNC Bank                           28,060           782
   Shawmut National                   15,400           518
   SunTrust Banks                     14,065           930
   U.S. Bancorp                       11,700           331
   Wachovia                           20,400           880
   Wells Fargo                         6,335         1,176
                                                   -------
                                                    26,649
                                                   -------
CHEMICALS--3.4%
   Air Products & Chemicals           14,270           744
   Dow Chemical                       33,050         2,462
   E.I. Du Pont De Nemours            66,695         4,585
   Eastman Chemical                    9,891           633
   FMC*                                4,365           332
   First Mississippi                   2,470            99
   B.F. Goodrich                       2,995           197
   W.R. Grace                         11,205           748
   Great Lakes Chemical                7,900           534
   Hercules                           13,995           812
   Eli Lilly                          34,855         3,133
   Monsanto                           13,910         1,401
   Morton International               17,595           545
   Nalco Chemical                      7,900           270
   Praxair                            16,365           438
   Rohm & Haas                         8,035           485
   Union Carbide                      17,765           706
                                                   -------
                                                    18,124
                                                   -------

STATEMENT OF NET ASSETS
===============================================================================
SEI Index Funds -- September 30, 1995 (Unaudited)


S&P 500 INDEX PORTFOLIO
-------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
-------------------------------------------------------------------------------
COMMUNICATIONS--9.5%
   Airtouch Communcations             58,890       $ 1,804
   ALLTEL                             22,500           672
   Ameritech                          66,610         3,472
   Avon Products                      60,235         3,782
   Baker Hughes                       79,525         4,928
   CBS                                 7,810           624
   Capital Cities/ABC                 18,400         2,164
   Comcast, Class A                   28,627           573
   DSC Communications*                13,530           802
   GTE                               115,980         4,552
   Harris                              4,565           251
   ITT                                13,365         1,657
   Interpublic Group                   9,200           366
   MCI Communications                 81,030         2,112
   Motorola                           70,860         5,412
   Northern Telecom Ltd.              30,165         1,075
   NYNEX                              50,900         2,430
   Pacific Telesis Group              52,190         1,605
   SBC Communcations                  72,690         3,998
   Scientific-Atlanta                  9,084           153
   Sprint                             41,600         1,456
   Tele-Communcations, Class A        78,035         1,366
   Tellabs                            10,500           442
   US West                            56,260         2,651
   Viacom, Class B                    43,400         2,159
   Zenith Electronics*                 5,445            47
                                                   -------
                                                    50,553
                                                   -------
COMPUTERS & SERVICES--6.6%
   Amdahl                             13,900           134
   Apple Computer                     61,726         2,264
   CUC International*                 20,400           712
   Cabletron Systems*                  8,500           560
   Ceridian                            5,365           238
   Cisco Systems*                     32,600         2,249
   Compaq Computer*                   31,190         1,509
   Computer Associates
     International                    28,657         1,211
   Computer Sciences*                  6,560           422
   Cray Research*                      2,940            65
   Data General*                       4,370            45
   Digital Equipment*                 17,515           799
   First Data                         14,800           918
   Hewlett Packard                    60,930         5,080
   Intergraph*                         5,335            65
   International Business Machines    70,080         6,614
   Microsoft                          70,300         6,362
   Novell*                            44,300           808
   Oracle Systems                     52,075         1,998
   Pitney Bowes                       18,560           780
   Safety-Kleen                        6,910           101
   Shared Medical Systems              2,795           116
   Silicon Graphics                   18,600           639
   Sun Microsystems                   11,300           712

-------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
-------------------------------------------------------------------------------
   Tandem Computers*                  13,850       $   170
   Tandy                               9,797           595
   Unisys*                            20,485           161
                                                   -------
                                                    35,327
                                                   -------
CONSTRUCTION--0.5%
   Armstrong World Industries         14,358           946
   Centex                              3,340            97
   Fluor                               9,830           550
   Foster Wheeler                      4,265           151
   Halliburton                        13,570           567
   McDermott International             6,465           128
   Morrison-Knudsen                    3,900            30
   Owens-Corning Fiberglass*           6,065           271
                                                   -------
                                                     2,740
                                                   -------
CONTAINERS & PACKAGING--0.2%
   Crown Cork & Seal*                 10,685           414
                                                   -------
ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT--2.7%
   Advanced Micro Devices*            12,830           374
   AMP                                25,878           996
   Honeywell                          15,460           663
   Intel                              98,820         5,942
   Johnson Controls                    4,665           295
   Loral                              10,090           575
   Micron Technology                  24,400         1,940
   Millipore                           5,390           202
   National Semiconductor*            14,825           410
   Perkin Elmer                        4,965           177
   Raytheon                           15,370         1,306
   Rockwell International             25,930         1,225
   Tektronix                           3,870           228
   Thomas & Betts                      2,370           153
                                                   -------
                                                    14,486
                                                   -------
ENVIRONMENTAL SERVICES--0.5%
   Browning-Ferris Industries         25,435           773
   Laidlaw, Class B                   33,500           293
   WMX Technologies                   57,780         1,647
                                                   -------
                                                     2,713
                                                   -------
FINANCIAL SERVICES--3.3%
   Allstate                           53,752         1,901
   American Express                   59,147         2,625
   Benefical                           6,290           329
   Dean Witter Discover               20,308         1,142
   Federal Home Loan Mortgage
     Corporation                      21,500         1,486
   Federal National Mortgage
     Association                      32,615         3,376
   Household International            11,530           715
   MBNA                               17,700           737

-------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
-------------------------------------------------------------------------------
   Merrill Lynch                      21,300       $ 1,331
   Morgan Stanley Group                9,200           884
   Salomon                            12,665           484
   Transamerica                        8,330           594
   Travelers Group                    38,272         2,033
                                                   -------
                                                    17,637
                                                   -------
FOOD, BEVERAGE & TOBACCO--8.6%
   American Brands                    24,040         1,016
   Archer Daniels Midland             87,694         2,067
   Brown-Forman, Class B               8,260           321
   CPC International                  17,460         1,152
   Campbell Soup                      29,730         1,494
   Coca-Cola                         153,380        10,582
   Conagra                            29,542         1,171
   Adolph Coors, Class B               4,565            83
   Fleming Companies                   4,270           102
   General Mills                      18,860         1,051
   H.J. Heinz                         29,080         1,330
   Hershey Foods                      10,300           663
   Kellogg                            26,540         1,921
   PepsiCo                            94,490         4,819
   Philip Morris                     101,610         8,483
   Quaker Oats                        15,960           529
   Ralston, Ralston-Purina Group      12,460           721
   Sara Lee                           57,080         1,698
   Seagram                            44,400         1,593
   SuperValu                           8,230           242
   Sysco                              21,810           594
   UST                                23,940           688
   Unilever NV                        19,135         2,488
   Whitman                            12,595           260
   William Wrigley, Jr.               13,905           702
                                                   -------
                                                    45,770
                                                   -------
FOOTWEAR--0.5%
   Brown Group                         2,170            40
   Illinois Tool Works                13,570           799
   Nike                                8,430           937
   Premark International               7,250           369
   Reebok International                9,720           334
   Stride Rite                         5,700            65
                                                   -------
                                                     2,544
                                                   -------
GLASS PRODUCTS--0.4%
   Corning                            27,260           780
   Newell                             18,800           465
   PPG Industries                     24,590         1,143
                                                   -------
                                                     2,388
                                                   -------

-------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--3.6%
   Alberto-Culver, Class B             3,290       $   100
   Atlantic Richfield                 20,788         2,100
   Clorox                              6,135           438
   Colgate Palmolive                  17,294         1,152
   Ecolab                              8,050           222
   Gillette                           52,888         2,519
   International Flavors &
     Fragrances                       13,295           641
   Masco                              19,040           524
   Maytag                             12,830           225
   Minnesota Mining &
     Manufacturing                    51,130         2,888
   National Service Industries         5,885           172
   Procter & Gamble                   82,554         6,357
   Raychem                             5,265           237
   Rubbermaid                         19,160           529
   Sherwin Williams                    9,880           346
   Snap-On Tools                       4,865           185
   Stanley Works                       5,115           222
   Whirlpool                           8,805           508
                                                   -------
                                                    19,365
                                                   -------
INSURANCE--3.2%
   Aetna Life & Casualty              13,395           983
   Alexander & Alexander Services      5,265           128
   American General                   24,480           915
   American International Group       56,526         4,805
   Cigna                               8,630           899
   Chubb                              10,430         1,001
   General Re                          9,600         1,450
   Jefferson-Pilot                     5,647           363
   Lincoln National                   11,330           534
   Loews                               7,100         1,033
   Marsh & McLennan                    8,805           774
   Providian                          11,430           474
   SAFECO                              7,460           490
   St. Paul                           10,080           588
   Torchmark                           8,487           358
   UNUM                                8,700           459
   USF&G                              13,230           256
   United Healthcare                  20,600         1,007
   U.S. Healthcare                    19,100           676
   USLIFE                              3,945           115
                                                   -------
                                                    17,308
                                                   -------
LUMBER & WOOD PRODUCTS--0.2%
   Crown Vantage                         980            22
   Georgia-Pacific                    10,800           945
   Louisiana-Pacific                  13,412           324
                                                   -------
                                                     1,291
                                                   -------

STATEMENT OF NET ASSETS
===============================================================================
SEI Index Funds -- September 30, 1995 (Unaudited)


S&P 500 INDEX PORTFOLIO
-------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
-------------------------------------------------------------------------------
MACHINERY--5.2%
   Applied Materials*                 23,931      $  1,686
   Black & Decker                     10,135           346
   Briggs & Stratton                   3,540           142
   Brunswick                          11,430           231
   Caterpillar                        23,950         1,362
   Cincinnati Milacron                 4,095           129
   Cooper Industries                  13,995           493
   Crane                               3,642           126
   Cummins Engine                      4,940           190
   Deere                              10,330           841
   Dover                              13,720           525
   Dresser Industries                 21,770           520
   Emerson Electric                   27,865         1,992
   General Electric                  203,980        13,004
   General Signal                      5,394           158
   Giddings & Lewis                    4,100            72
   Harnischfeger Industries            5,505           184
   Ingersoll Rand                     12,570           471
   Kaufman & Broad Home                3,737            47
   NACCO Industries, Class A           1,025            61
   Outboard Marine                     2,370            51
   Pall                               13,893           323
   Parker-Hannifin                     8,752           333
   PULTE                               3,095            88
   Tenneco                            22,512         1,041
   Texas Instruments                  22,060         1,762
   Timken                              3,770           161
   Trinova                             3,415           115
   Tyco Labs                           8,800           554
   Varity*                             4,970           221
   Westinghouse Electric              44,480           667
   Zurn Industries                     1,470            37
                                                   -------
                                                    27,933
                                                   -------
MEDICAL PRODUCTS & SERVICES--8.9%
   Abbott Labs                        95,660         4,078
   Allergan                            7,600           254
   ALZA*                               9,800           225
   American Home Products             37,270         3,163
   Amgen*                             31,800         1,586
   Asarco                             11,300           350
   Bausch & Lomb                      12,580           534
   Automatic Data Processing          50,783         2,550
   Becton Dickinson                   14,795           795
   Beverly Enterprises                11,685           161
   Biomet*                            13,800           238
   Boston Scientific*                 17,800           759
   Bristol-Myers Squibb               60,920         4,440
   Columbia HCA Healthcare            53,273         2,590
   Community Psychiatric Centers       5,165            61
   Johnson & Johnson                  77,220         5,724
   Mallinckrodt Group                  9,085           360

-------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
-------------------------------------------------------------------------------
   Manor Care                          7,447      $    253
   Medtronic                          27,520         1,479
   Merck                             150,125         8,407
   Pfizer                             76,220         4,068
   St. Jude Medical                    5,300           335
   Schering Plough                    44,680         2,301
   Tenet Healthcare                   23,760           413
   United States Surgical              6,800           182
   Upjohn                             20,650           922
   Warner Lambert                     16,010         1,525
                                                      --------
                                                    47,753
                                                      --------
METAL & METAL INDUSTRIES--4.5%
   Alcan Aluminum                     26,752           866
   Aluminum Company of America        21,300         1,126
   Armco*                             57,188         2,757
   Barrick Gold                      231,599        13,537
   Bethlehem Steel                    13,130           185
   Cyprus AMAX Minerals               11,002           309
   Echo Bay Mines                     13,400           146
   Engelhard                          17,017           432
   Freeport-McMoran Copper
     & Gold, Class B                  24,000           615
   Homestake Mining                   16,400           279
   Inco                               14,000           480
   Inland Steel Industries*            5,765           131
   Newmont Mining                     10,301           438
   Nucor                              10,380           465
   Phelps Dodge                        8,430           528
   Placer Dome Group                  28,429           746
   Reynolds Metals                     7,435           429
   Santa Fe Pacific Gold              15,712           198
   USX-U.S. Steel Group                9,767           303
   Worthington Industries             10,822           199
                                                      --------
                                                    24,169
                                                      --------
OIL & GAS--7.7%
   Amerada Hess                       11,130           541
   Amoco                              59,295         3,802
   Burlington Resources               15,100           585
   Chevron                            78,320         3,808
   Exxon                             149,195        10,779
   Helmerich & Payne                   2,895            81
   Kerr McGee                          6,135           341
   Louisiana Land & Exploration        4,040           144
   Mobil                              47,145         4,697
   NICOR                               6,000           164
   Occidental Petroleum               37,930           834
   Oryx Energy                        12,370           161
   Pennzoil                            5,465           240
   Phillips Petroleum                 31,235         1,015
   Rowan*                             10,105            76
   Royal Dutch Petroleum              63,935         7,848

-------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
-------------------------------------------------------------------------------
   Santa Fe Energy Resources          10,781       $   102
   Schlumberger                       28,865         1,883
   Sun                                 9,770           252
   Texaco                             30,910         1,998
   USX-Marathon Group                 35,535           702
   Unocal                             29,590           843
   Western Atlas                       6,290           298
                                                   -------
                                                    41,194
                                                   -------
PAPER & PAPER PRODUCTS--1.7%
   Alco Standard                       6,465           548
   Bemis                               6,090           168
   Boise Cascade                       5,631           227
   Champion International             11,100           598
   Federal Paper Board                 5,465           210
   International Paper                30,540         1,283
   James River                         9,802           314
   Kimberly-Clark                     19,360         1,300
   Mead                                6,760           396
   Potlatch                            3,470           142
   Scott Paper                        18,010           873
   Stone Container*                   11,416           217
   Temple-Inland                       6,690           356
   Union Camp                          8,355           481
   Westvaco                            8,060           368
   Weyerhaeuser                       24,570         1,121
   Willamette Industries               6,700           447
                                                   -------
                                                     9,049
                                                   -------
PHOTOGRAPHIC EQUIPMENT &
SUPPLIES--0.8%
   Eastman Kodak                      40,565         2,403
   Polaroid                            5,558           221
   Xerox                              12,625         1,696
                                                   -------
                                                     4,320
                                                   -------
PRINTING & PUBLISHING--1.3%
   American Greetings, Class A         8,900           271
   Deluxe                              9,855           326
   R.R. Donnelley & Sons              18,060           704
   Dow Jones                          11,700           431
   Gannett Company                    16,735           914
   John H. Harland                     3,650            81
   Knight-Ridder*                      6,235           366
   McGraw-Hill                         5,935           485
   Meredith                            3,240           129
   Moore                              11,900           239
   New York Times, Class A            12,230           335
   Time Warner                        46,364         1,843
   Times Mirror, Class A              14,565           419
   Tribune                             7,930           526
                                                   -------
                                                     7,069
                                                   -------

-------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
-------------------------------------------------------------------------------
PROFESSIONAL SERVICES--0.4%
   H & R Block                        12,470      $    474
   Dun & Bradstreet                   20,232         1,171
   EG & G                              6,340           124
   Ogden                               5,865           138
   Service International              11,222           439
                                                   -------
                                                     2,346
                                                   -------
RECREATIONAL PRODUCTS &
SERVICES--1.1%
   Andrew*                            10,085           333
   Walt Disney                        62,560         3,589
   Harra's Entertainment              12,185           356
   Hasbro                             10,452           325
   Hilton Hotels                       5,740           367
   Jostens                             5,450           128
   King World Productions*             4,262           156
   Mattel                             26,662           783
                                                   -------
                                                     6,037
                                                   -------
RETAIL--5.5%
   Albertson's                        30,240         1,032
   Campbell Soup                      17,660           501
   Bruno's                               263             3
   Charming Shoppes                   12,270            55
   Circuit City Stores                11,500           364
   Darden Restaurants                 18,860           217
   Dayton-Hudson                       8,530           647
   Dillard Department Stores,
     Class A                          13,520           431
   The Gap                            17,260           621
   Giant Food, Class A                 6,860           215
   Great Atlantic & Pacific Tea        4,365           122
   Handleman                           4,082            36
   Harcourt General                    9,266           388
   Home Depot                         56,974         2,272
   K mart                             55,080           799
   Kroger                             14,680           501
   The Limited                        42,660           811
   Longs Drug Stores                   2,395            99
   Lowe's                             19,060           572
   Luby's Cafeterias                   2,955            64
   Marriott International             14,770           552
   May Department Stores              29,662         1,298
   McDonald's                         83,300         3,186
   Melville                           12,570           434
   Mercantile Stores                   4,215           190
   Nordstrom                           9,830           410
   J.C. Penney                        27,730         1,376
   Pep Boys-Manny Moe & Jack           7,350           199
   Price/Costco                       24,758           424
   Rite Aid                           10,030           281
   Ryan's Family Steak Houses*         6,125            48

STATEMENT OF NET ASSETS
===============================================================================
SEI Index Funds -- September 30, 1995 (Unaudited)


S&P 500 INDEX PORTFOLIO
-------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
-------------------------------------------------------------------------------
   Sears Roebuck                      46,825      $  1,727
   Shoney's*                           5,015            55
   TJX                                 8,410           100
   Toys R Us*                         33,065           893
   Wal-Mart Stores                   275,920         6,864
   Walgreen                           29,340           822
   Wendys International               12,075           255
   Winn Dixie Stores                   8,930           532
   F.W. Woolworth                     15,820           249
                                                   -------
                                                    29,645
                                                   -------
TRANSPORTATION SERVICES--1.2%
   Burlington Northern-Santa Fe       18,000         1,305
   CSX                                12,459         1,048
   Conrail                             9,910           681
   Consolidated Freightways            5,115           127
   Norfolk Southern                   16,100         1,203
   Pittston Services Group             4,765           129
   Roadway Services                    4,465           222
   Ryder System                        9,430           239
   Union Pacific                      24,540         1,626
   Yellow                              3,320            46
                                                   -------
                                                     6,626
                                                   -------
UTILITIES, ELECTRIC & GAS--4.7%
   American Electric Power            22,025           801
   Baltimore Gas & Electric           48,495         2,383
   Carolina Power & Light             18,700           629
   Central & South West               22,700           579
   Cinergy                            18,492           515
   Coastal                            12,502           420
   Columbia Gas System                 6,015           232
   Consolidated Edison                27,990           850
   Consolidated Natural Gas           11,130           449
   Detroit Edison                     17,235           556
   Dominion Resources                 20,475           770
   Duke Power                         24,450         1,061
   Eastern Enterprises                 2,391            77
   Enron                              30,160         1,010
   Enserch                             8,035           133
   Entergy                            27,120           709
   FPL Group                          22,328           913
   General Public Utilities           13,800           430
   Houston Industries                 15,670           691
   Niagara Mohawk Power               17,165           225
   Noram Energy                       14,625           115
   Northern States Power               7,960           361
   Ohio Edison                        18,235           415
   Oneok                               3,200            74
   PECO Energy                        26,475           758
   Pacific Enterprises                 9,842           247
   Pacific Gas & Electric             51,545         1,540
   Pacificorp                         33,900           644

-------------------------------------------------------------------------------
                                   Shares/Face      Market
Description                        Amount (000)   Value (000)
-------------------------------------------------------------------------------
   Panhandle Eastern                  18,523       $   505
   Peoples Energy                      4,140           114
   Public Service Enterprise Group    29,183           868
   SCE                                53,440           949
   Sonat                              10,430           334
   Southern                           79,526         1,879
   Texas Utilities                    26,905           938
   UNICOM                             25,495           771
   Union Electric                     12,200           456
   Williams                           11,830           461
                                                   -------
                                                    24,862
                                                   -------
WHOLESALE--0.2%
   Sigma Aldrich                       5,900           286
   W.W. Grainger                       6,090           368
                                                   -------
                                                       654
                                                   -------
Total Common Stock
   (Cost $387,113,000)                             517,677
                                                   -------

PREFERRED STOCKS--0.0%
   Teledyne, Series E                    195             3
                                                   -------
Total Preferred Stocks
   (Cost $2,000)                                         3
                                                   -------

U. S. TREASURY OBLIGATION--0.3%
   U.S. Treasury Bill
     5.40%, 4/4/96 (1)                $1,500         1,458
                                                   -------
Total U. S. Treasury Obligation
   (Cost $1,459,000)                                 1,458
                                                   -------

REPURCHASE AGREEMENT--2.7%
   J.P. Morgan
     6.40%, dated 09/29/95, matures
     10/02/95, repurchase price
     $14,352,284 (collateralized by
     FHLMC obligation, par value
     $8,568,528, 6.429%, matures
     10/01/20; FNMA obligation, par
     value $11,856,365, 7.50%,
     matures 12/25/22: total market
     value $14,632,000)               14,345        14,345
                                                   -------
Total Repurchase Agreement
   (Cost $14,345,000)                               14,345
                                                   -------
Total Investments--99.8%
   (Cost $402,919,000)                             533,483
                                                   -------

-------------------------------------------------------------------------------
                                                   Market
Description                                      Value (000)
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--0.2%
   Other Assets and Liabilities, Net               $   878
                                                   -------

NET ASSETS:
   Portfolio shares (unlimited
     authorization -- no par value)  based
     on 27,866,024 outstanding shares of
     beneficial interest                           392,707
   Accumulated net realized gain on
     investments                                     8,670
   Net unrealized appreciation on
     investments                                   130,564
   Net unrealized appreciation on
     futures contracts                                 214
   Undistributed net investment income               2,206
                                                   -------
Net assets--100.0%                                 $534,361
                                                   ========
Net Asset Value, Offering and
   Redemption Price Per Share                      $  19.18
                                                   ========

(1) Security pledged as collateral on open futures contracts.
  * Non-Income producing security.

FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association

BOND INDEX PORTFOLIO
-------------------------------------------------------------------------------
                                           Face        Market
Description                            Amount (000)  Value (000)
-------------------------------------------------------------------------------
U. S. TREASURY OBLIGATIONS--42.1%
   U.S. Treasury Bonds
     13.130%, 05/15/01                   $   525        $  701
     12.000%, 05/15/05                       300           423
     9.380%, 02/15/06                        800           988
     7.630%, 02/15/07                        350           374
     10.380%, 11/15/12                       300           397
     8.880%, 02/15/19                        340           428
     8.500%, 02/15/20                        650           793
     7.880%, 02/15/21                        680           780
     8.000%, 11/15/21                      1,315         1,531
     7.130%, 02/15/23                        285           302
   U.S. Treasury Notes
     8.000%, 01/15/97                      2,300         2,362
     8.500%, 05/15/97                        663           690
     6.380%, 06/30/97                      1,000         1,009
     9.250%, 08/15/98                        990         1,076
     8.880%, 11/15/98                      1,720         1,862
     9.130%, 05/15/99                      1,765         1,942
     6.380%, 01/15/00                      1,000         1,014
     7.500%, 11/15/01                        500           535
     6.380%, 08/15/02                        550           558
     6.250%, 02/15/03                        375           377
                                                      --------
Total U. S. Treasury Obligations
   (Cost $17,489,000)                                   18,142
                                                      --------

U.S. GOVERNMENT AGENCY POOLED
MORTGAGES--30.8%
   FHLMC
     8.500%, 10/01/01                         25            25
     9.000%, 11/01/04                         48            50
     7.500%, 05/01/07                        175           178
     8.500%, 08/01/07                        143           148
     7.000%, 11/01/07                        148           149
     7.000%, 03/01/08                        382           384
     6.500%, 07/01/08                        225           222
     6.000%, 01/01/09                        157           152
     9.000%, 07/01/09                         27            28
     8.500%, 01/01/10                        123           127
     9.000%, 04/01/17                        132           137
     9.500%, 08/01/17                         83            87
     10.500%, 12/01/17                        43            47
     9.500%, 01/01/19                         46            48
     10.500%, 06/01/19                        23            25
     9.500%, 10/01/20                         56            59
     9.000%, 09/01/21                        181           189
     9.500%, 02/01/21                         17            18
     8.000%, 01/01/22                        199           204
     8.000%, 09/01/22                        296           303
     7.500%, 01/01/23                        180           181
     8.500%, 01/01/23                         74            77
     7.500%, 05/01/23                        223           225

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
===============================================================================
SEI Index Funds -- September 30, 1995 (Unaudited)


BOND INDEX PORTFOLIO
-------------------------------------------------------------------------------
                                            Face        Market
Description                             Amount (000)  Value (000)
-------------------------------------------------------------------------------
     7.000%, 08/01/23                     $  717        $  709
     7.000%, 05/01/24                        241           239
   FNMA
     9.200%, 01/10/96                        275           278
     8.250%, 10/12/04                        500           531
     9.000%, 10/01/06                         43            45
     7.500%, 06/01/07                        149           152
     8.000%, 08/01/07                        129           132
     7.500%, 01/01/08                        168           171
     7.000%, 02/01/08                        247           248
     7.000%, 04/01/08                         76            77
     8.000%, 12/01/08                        101           103
     6.000%, 12/25/08                        409           396
     10.500%, 03/01/14                        44            49
     10.500%, 06/01/18                       113           124
     8.000%, 02/01/19                        111           114
     9.500%, 02/01/20                        225           237
     9.500%, 07/01/20                         37            39
     9.500%, 02/01/21                         16            17
     8.500%, 03/01/22                        147           152
     8.000%, 06/01/22                        317           325
     8.500%, 10/01/22                         96            99
     7.500%, 01/01/23                        330           332
     8.000%, 05/01/23                        215           221
     7.000%, 06/01/23                        423           418
     6.000%, 12/25/23                        195           184
     6.000%, 01/01/24                        524           494
     8.000%, 01/01/24                         62            64
     8.500%, 05/01/07                         56            58
   GNMA
     8.000%, 10/15/07                         55            56
     9.500%, 09/15/09                         47            50
     12.500%, 12/15/13                       299           345
     11.500%, 04/15/15                        40            45
     9.000%, 04/15/17                        508           535
     9.000%, 02/15/17                        150           158
     8.500%, 02/15/17                         76            79
     8.500%, 05/15/17                        170           177
     9.500%, 07/15/17                         56            60
     9.750%, 10/15/17                         58            63
     10.000%, 09/15/18                       141           153
     10.000%, 06/15/19                        88            96
     11.000%, 10/15/19                         8             9
     9.000%, 11/15/19                        326           343
     10.000%, 10/15/20                        59            64
     10.000%, 02/20/21                        37            40
     9.000%, 08/15/21                         35            37
     8.500%, 11/15/21                        105           109
     8.500%, 08/15/22                        316           329
     8.500%, 11/15/22                         55            57
     7.500%, 01/15/23                        221           223
     7.000%, 05/15/23                        436           431

-------------------------------------------------------------------------------
                                        Face        Market
Description                         Amount (000)  Value (000)
-------------------------------------------------------------------------------
 8.000%, 09/15/23                     $  326       $   336
 7.000%, 11/15/23                        391           387
                                                   -------
Total U.S. Government Agency Pooled
   Mortgages
   (Cost $13,347,000)                               13,253
                                                   -------

CORPORATE BONDS--17.6%
   BP America
     8.880%, 12/01/97                    200           210
   Baltimore Gas & Electric
     7.250%, 07/01/02                    200           209
   Banc One
     7.250%, 08/01/02                    200           207
   BankAmerica
     6.000%, 07/15/97                    500           498
   Cabot
     8.340%, 08/05/22                    500           537
   Campbell Soup
     8.880%, 05/01/21                    300           361
   Chase Manhattan
     8.500%, 03/01/96                    200           202
   Chemical Bank
     8.630%, 05/01/02                    150           165
   Commonwealth Edison
     6.500%, 04/15/00                    250           250
   R.R. Donnelley & Sons
     9.130%, 12/01/00                    239           269
   Household Finance
     7.800%, 11/01/96                    500           508
   Integra Financial
     8.500%, 05/15/02                    250           268
   International Bank
     8.250%, 09/01/16                    200           229
   Landeskredit Bank
     7.880%, 04/15/04                    250           271
   Manufacturers Hanover
     8.500%, 02/15/99                    200           212
   Masco
     9.000%, 04/15/96                    100           101
   JP Morgan
     5.750%, 10/15/08                    200           181
   New York Telephone
     8.630%, 11/15/10                    200           230
   Occidental Petroleum
     11.750%, 03/15/11                   200           214
   Rockwell International
     6.750%, 09/15/02                    150           153
   Sprint
     9.250%, 04/15/22                    300           356
   Tenneco
     9.880%, 02/01/01                    250           283
   Texaco Capital
     9.000%, 12/15/99                    200           219

-------------------------------------------------------------------------------
                                        Face        Market
Description                         Amount (000)  Value (000)
-------------------------------------------------------------------------------
   Tokyo Metropolis
     8.700%, 10/05/99                 $  125        $  135
   Union Electric
     5.500%, 03/01/97                    345           342
   Union Oil California
     9.150%, 02/15/06                    350           408
   Virginia Electric & Power
     7.250%, 03/01/97                    165           168
   Whirlpool
     9.100%, 02/01/08                    250           294
   Xerox
     9.200%, 07/15/99                    100           103
                                                   -------
Total Corporate Bonds
   (Cost $7,353,000)                                 7,583
                                                   -------

YANKEE BONDS--1.2%
   New Zealand Government
     8.250%, 09/25/96                    180           183
 9.130%, 09/25/16                        102           124
   Republic of Ireland
     7.880%, 12/01/01                    200           214
                                                   -------
Total Yankee Bonds
   (Cost $508,000)                                     521
                                                   -------

U.S. GOVERNMENT AGENCY
OBLIGATIONS--6.1%
   FHLB
     8.250%, 09/25/96                    355           363
     8.220%, 05/29/98                    125           132
     5.440%, 10/15/03                    150           141
   FHLMC
     7.900%, 09/19/01                    250           270
   FNMA
     6.750%, 04/22/97                    100           101
     8.200%, 03/10/98                    225           236
     8.450%, 07/12/99                    200           216
     9.050%, 04/10/00                    200           222
     8.250%, 12/18/00                     50            54
     7.500%, 02/11/02                    100           106
     Zero Coupon, 07/05/14               415           113
     10.350%, 12/10/15                   290           396
   Resolution Funding Corporation
     8.880%, 04/15/30                    230           291
                                                   -------
Total U.S. Government Agency
   Obligations
   (Cost $2,531,000)                                 2,641
                                                   -------

-------------------------------------------------------------------------------
                                        Face        Market
Description                         Amount (000)  Value (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT--0.6%
   Lehman Brothers
     6.05%, dated 09/29/95, matures
     10/02/95, repurchase price
     $254,047 (collateralized by
     U.S. Treasury Bond, par value
     $199,327, 11.125%, matures
     08/15/03: market value
     $261,000)                        $  254       $   254
                                                   -------
Total Repurchase Agreement
   (Cost $254,000)                                     254
                                                   -------
Total Investments--98.4%
   (Cost $41,482,000)                               42,394
                                                   -------
OTHER ASSETS AND LIABILITIES--1.6%
   Other Assets and Liabilities, Net                   690
                                                   -------

NET ASSETS:
   Portfolio shares (unlimited
     authorization -- no par value)  based
     on 4,162,405 outstanding shares of
     beneficial interest                            42,945
   Accumulated net realized loss on
     investments                                      (982)
   Net unrealized appreciation on
     investments                                       912
   Undistributed net investment income                 209
                                                   -------
Net assets--100.0%                                 $43,084
                                                   =======
Net Asset Value, Offering and
   Redemption Price Per Share                      $ 10.35
                                                   =======

FHLMC    Federal Home Loan Mortgage Corporation
FHLB     Federal Home Loan Bank
FNMA     Federal National Mortgage Association
GNMA     Government National Mortgage Association

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
===============================================================================

SEI Index Funds -- For the Period Ended September 30, 1995 (Unaudited)

                                                               ---------   ---------
                                                                S&P 500      Bond
                                                                 Index       Index
                                                               Portfolio   Portfolio
                                                               ---------   ---------
INVESTMENT INCOME:
   Dividends                                                    $  6,049    $   --
   Interest                                                          544       1,465
                                                                --------    --------
   Total investment income                                         6,593       1,465
                                                                --------    --------
EXPENSES:
   Management fees                                                   545          77
   Waiver of management fees                                        (241)        (19)
   Investment advisory fees                                           74           6
   Custodian / wire agent fees                                        37           3
   Trustee fees                                                        8           1
   Pricing fees                                                        8           1
   Professional fees                                                  31           3
   Registration fees                                                  16           2
   Distribution expense                                              100           6
   Administrative expense                                             41           4
                                                                --------    --------
   Total expenses                                                    619          84
                                                                --------    --------
NET INVESTMENT INCOME                                              5,974       1,381
                                                                --------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain from securities sold                            835          64
   Net realized gain on futures contracts                          2,895        --
                                                                --------    --------
   Net realized gain from security transactions                    3,730          64
                                                                --------    --------
   Change in unrealized appreciation on investment securities     72,452       1,974
   Change in unrealized depreciation on futures contracts           (308)       --
                                                                --------    --------
   Net change in unrealized appreciation on investments           72,144       1,974
                                                                --------    --------
   Net realized and unrealized gain on investments                75,874       2,038
                                                                --------    --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ 81,848    $  3,419
                                                                ========    ========

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
===============================================================================

SEI Index Funds -- For the Period Ended September 30, 1995 (Unaudited)

                                                             ----------------------   ------------------------
                                                                 S&P 500 Index              Bond Index
                                                                   Portfolio                 Portfolio
                                                             ----------------------   ------------------------
                                                              4/1/95-      4/1/94-     4/1/95-        4/1/94-
                                                              9/30/95      3/31/95     9/30/95        3/31/95
                                                             ---------    ---------   ----------     ---------
INVESTMENT ACTIVITIES:
   Net investment income                                     $   5,974    $  11,398    $   1,381    $   3,153
   Net realized gain (loss) from security transactions           3,730       11,239           64         (990)
   Net change in unrealized appreciation (depreciation) of
     investment securities                                      72,144       37,932        1,974         (261)
                                                             ---------    ---------    ---------    ---------
   Net increase in net assets resulting from operations         81,848       60,569        3,419        1,902
                                                             ---------    ---------    ---------    ---------
DISTRIBUTIONS:
   Net investment income                                        (4,981)     (11,407)      (1,424)      (3,169)
   Net realized gain                                              --        (12,233)        --           --
                                                             ---------    ---------    ---------    ---------
       Total distributions                                      (4,981)     (23,640)      (1,424)      (3,169)
                                                             ---------    ---------    ---------    ---------
TRUST SHARE TRANSACTIONS:*
   Shares issued                                               118,605      244,921        6,553       21,194
   Shares issued in lieu of cash distributions                   2,534       12,249          203          333
   Shares redeemed                                            (121,657)    (260,734)     (11,310)     (30,778)
                                                             ---------    ---------    ---------    ---------
   Net decrease from trust share transactions                     (518)      (3,564)      (4,554)      (9,251)
                                                             ---------    ---------    ---------    ---------
   Net increase (decrease) in net assets                        76,349       33,365       (2,559)     (10,518)
                                                             ---------    ---------    ---------    ---------
NET ASSETS:
   Beginning of period                                         458,012      424,647       45,643       56,161
                                                             ---------    ---------    ---------    ---------
   End of period                                             $ 534,361    $ 458,012    $  43,084    $  45,643
                                                             =========    =========    =========    =========
* SHARES ISSUED AND REDEEMED:
   Shares issued                                                 6,668       15,806          644        2,169
   Shares issued in lieu of cash distributions                     144          810           20           34
   Shares redeemed                                              (6,873)     (16,871)      (1,114)      (3,155)
                                                             =========    =========    =========    =========

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
===============================================================================
SEI Index Funds -- (Unaudited)

For a Share Outstanding Throughout each Period

                                 Net
                              Realized
                                and
                             Unrealized                                                                   Ratio of Net
        Net Asset             Gains or  Dividends Distributions                                 Ratio of   Investment
          Value      Net      (Losses)   from Net    from       Net Asset         Net Assets    Expenses    Income
        Beginning Investment     on     Investment  Capital     Value-End  Total    End of     to Average  to Average
        of Period Income(1)  Securities   Income     Gains      of Period  Return   Year (000) Net Assets  Net Assets
=======================================================================================================================
-------------------------
S & P 500 INDEX PORTFOLIO
-------------------------
  1995*    $16.40   $0.22     $2.74      $(0.18)       --        $19.18   18.16%(a)  $534,361     0.25%      2.41%
  1995**    15.07    0.42      1.79       (0.42)    $(0.46)       16.40   15.26%      458,012     0.25%      2.69%
  1994**    15.80    0.43     (0.22)      (0.42)     (0.52)       15.07    1.19%      424,647     0.25%      2.57%
  1993**    14.17    0.40      1.69       (0.40)     (0.06)       15.80   14.97%      675,484     0.25%      2.75%
  1992**    13.43    0.40      1.01       (0.41)     (0.26)       14.17   10.71%      470,847     0.25%      2.99%
  1991**    12.45    0.43      1.24       (0.43)     (0.26)       13.43   14.18%      261,165     0.25%      3.56%

--------------------
BOND INDEX PORTFOLIO
--------------------
  1995*   $  9.90   $0.33     $0.45      $(0.33)       --        $10.35    7.97%(a)   $43,084     0.38%      6.28%
  1995**    10.09    0.63     (0.20)      (0.62)       --          9.90    4.54%       45,643     0.38%      6.33%
  1994**    10.43    0.56     (0.33)      (0.57)       --         10.09    2.10%       56,161     0.38%      5.35%
  1993**     9.87    0.66      0.56       (0.66)       --         10.43   12.73%       56,032     0.38%      6.49%
  1992**     9.73    0.73      0.15       (0.74)       --          9.87    9.48%       38,449     0.38%      7.45%
  1991**     9.46    0.80      0.28       (0.81)       --          9.73   11.92%       22,602     0.38%      8.52%

                          Ratio of
           Ratio of   Net Investment
           Expenses       Income
          to Average    to Average
          Net Assets    Net Assets    Portfolio
          (Excluding    (Excluding    Turnover
           Waivers)       Waivers)      Rate
===================================================
-------------------------
S & P 500 INDEX PORTFOLIO
-------------------------
  1995*      0.35%         2.31%          1%
  1995**     0.35%         2.59%          4%
  1994**     0.33%         2.49%         23%
  1993**     0.35%         2.65%          1%
  1992**     0.34%         2.90%          1%
  1991**     0.32%         3.49%         40%

--------------------
BOND INDEX PORTFOLIO
--------------------
  1995*      0.47%         6.19%         12%
  1995**     0.48%         6.23%         21%
  1994**     0.47%         5.26%         55%
  1993**     0.45%         6.42%        115%
  1992**     0.51%         7.32%         99%
  1991**     0.61%         8.29%         26%

*   For the period ended 9/30/95. All ratios for that period have been annualized.
**  For the year ended March 31.
(a) The total return is not annualized.
(1) Had management fees not been waived, and certain other expenses not been absorbed by the Manager for the Portfolios, the net investment income per share would have been $.21, $.41, $.41, $.39, $.38 and $.42 for the S&P 500 Index
    Portfolio for the period ended 9/30/95 and years ended 3/31/95 through 3/31/91, respectively and $.32, $.62, $.55, $.65, $.71 and $.78 for the Bond Index
    Portfolio for the period ended 9/30/95 and years ended 3/31/95 through 3/31/91, respectively.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
===============================================================================
SEI Index Funds -- September 30, 1995 (Unaudited)



1. ORGANIZATION:
SEI Index Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with two portfolios; the S&P 500 Index Portfolio and the Bond Index Portfolio (the "Portfolios"). The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Portfolios.
     SECURITY VALUATION--Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES--It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provisions for Federal income taxes are required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOMe-- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Portfolios are accreted and amortized to maturity using a method which approximates the effective interest method.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of the Repurchase Agreements and procedures adopted by the Manager and adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.
     FUTURES CONTRACTS--The S&P 500 Index Portfolio invests in S&P 500 futures contracts. For each S&P 500 futures contract, the Portfolio pledges Treasury bills with the broker valued at approximately $10,000 per contract. Subsequent payments to and from the broker are made on a daily basis or upon expiration or closing of the position, as the value of the S&P 500 Index fluctuates. These fluctuations make the positions in the futures contracts more or less valuable, which results in gains or losses to the Portfolio. The S&P 500 Index Portfolio's investment in S&P 500 Index futures contracts is designed to assist the Portfolio in more closely approximating the performance of the S&P 500 Index. Risks of entering into S&P 500 Index futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Should the S&P 500 Index move unexpectedly, the Portfolio may not receive the anticipated benefits from the S&P 500 Index futures contracts and may realize a loss.
     NET ASSET VALUE PER SHARE--The net asset value per share of each Portfolio is calculated on each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.
     OTHER--Distributions from net investment income for the Portfolios are paid to shareholders in the form of monthly dividends. Any net realized

NOTES TO FINANCIAL STATEMENTS
===============================================================================

SEI Index Funds -- September 30, 1995 (Unaudited)


capital gains on sales of securities are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:
The Trust and SEI Financial Management Corporation (the "Manager") are parties to management agreements (the "Management Agreement") for the S&P 500 Index Portfolio and Bond Index Portfolio dated July 25, 1986 and January 20, 1986, respectively, under which the Manager provides management, administrative, transfer agent, and shareholder services to the Portfolios for an annual fee equal to .22% of the average daily net assets of the S&P 500 Index Portfolio and
 .35% of average daily net assets of the Bond Index Portfolio. The Manager has agreed to waive its fee so that the total annual expenses of each Portfolio will not exceed the lower of the maximum limitations established by certain states or voluntary expense limitations adopted by the Manager. In the event that the total annual expenses of a Portfolio, after reflecting a waiver of all fees by the Manager, exceed the specific limitation, the Manager has agreed to bear such excess.
     Certain officers and/or Trustees of the Trust are also officers and/or directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.
     SEI Financial Services Company acts as the distributor (the "Distributor") of the shares of the Portfolios under a distribution plan which provides for the Trust to reimburse the Distributor for its distribution expenses. On an annual basis such expenses may not exceed .05% of the Portfolios' average daily net assets.

4. INVESTMENT ADVISORY AGREEMENT:
Under an investment advisory agreement (the "Advisory Agreement"), dated January 31, 1995, World Asset Management serves as the Investment Adviser of the Portfolios and in this capacity monitors the indexing systems and determines which securities to purchase and sell in order to keep the S&P 500 Index Portfolio and the Bond Index Portfolio in balance with the S&P 500 Index and Lehman Aggregate Bond Index, respectively. For its services as Investment Adviser, World Asset Management receives a monthly fee at an annual rate of .03% of the average daily net assets of each of the Portfolios.

5. INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the period ended September 30, 1995 were as follows:

                               U.S.
                            Government
                            Securities  All Other     Total
                               (000)      (000)       (000)
                            ----------  ----------  ----------
                             S&P 500 INDEX PORTFOLIO
Purchases                      $   0     $30,279     $30,279
Sales                              0       3,195       3,195

                               BOND INDEX PORTFOLIO
Purchases                     $4,736      $  354     $ 5,090
Sales                          8,802         195       8,997

     On September 30, 1995, the total cost of securities for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on securities at September 30,1995, for each Portfolio is as follows:

                                                        Net
                          Appreciated  Depreciated   Unrealized
                          Securities    Securities  Appreciation
                             (000)        (000)         (000)
                          -----------  -----------  ------------
S&P 500 Index Portfolio    $141,683      $10,905      $130,778
Bond Index Portfolio          1,259          347           912

     The Bond Index Portfolio invests primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The ability of the issuers of the repurchase agreements and other bonds held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry, state or region. The market value of the Portfolio's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. The following is a summary of credit quality ratings for securities held by the Portfolio at September 30, 1995:

                                  % of
                                Portfolio
           Moody's                Value
          --------              ---------
U.S. Government Securities       80.28%
Repurchase Agreements ....        0.59%
Other Bonds:
     Aaa .................        1.52%
     Aa ..................        4.82%
     A ...................        7.09%
     Baa .................        5.70%
                                ------
                                100.00%
                                ======

     At March 31, 1995, the Bond Index Portfolio had a capital loss carryover of $1,046,000 which expires in 2003.

6. FUTURES CONTRACTS:
A summary of the open S&P 500 Index futures contracts held by the S&P 500 Index Portfolio is as follows:

                                                 Unrealized
Number of    Trade        Face      Settlement   Gain/(Loss)
Contracts    Price       Amount        Month        (000)
--------    --------    --------    ----------   -----------
10           $576.70     $5,000       Dec 1995      $ 57
10            578.75      5,000       Dec 1995        47
10            580.85      5,000       Dec 1995        37
4             585.70      2,000       Dec 1995         5
4             585.80      2,000       Dec 1995         5
3             585.50      1,500       Dec 1995         4
2             576.95      1,000       Dec 1995        11
2             579.80      1,000       Dec 1995         8
2             578.80      1,000       Dec 1995         9
2             579.00      1,000       Dec 1995         9
2             584.30      1,000       Dec 1995         4
2             586.10      1,000       Dec 1995         2
1             574.85        500       Dec 1995         7
1             583.75        500       Dec 1995         2
1             587.20        500       Dec 1995         1
1             587.15        500       Dec 1995         1
1             586.35        500       Dec 1995         1
1             585.70        500       Dec 1995         1
1             582.50        500       Dec 1995         3
                                                    ----
                                                    $214
                                                    ====

==========================
SEI INDEX FUNDS
==========================
SEMI-ANNUAL REPORT
==========================
September 30, 1995 (Unaudited)


Robert A. Nesher
Chairman

TRUSTEES
Richard F. Blanchard
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey

OFFICERS
David G. Lee
President, Chief Executive Officer

Carmen V. Romeo
Treasurer, Assistant Secretary

Robert B. Carroll
Vice President, Assistant Secretary

Todd Cipperman
Vice President, Assistant Secretary

Kathryn L. Stanton
Vice President, Assistant Secretary

Sandra K. Orlow
Vice President, Assistant Secretary

Joseph M. Lydon
Vice President, Assistant Secretary

Kevin P. Robins
Vice President, Assistant Secretary

Jeffrey A. Cohen
Controller, Assistant Secretary

Richard W. Grant
Secretary

INVESTMENT ADVISER
World Asset Management

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Financial Management Corporation

DISTRIBUTOR
SEI Financial Services Company

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP



This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal. SEI Financial Services Company, the Distributor of the SEI Funds, is not affiliated with any bank.

For more information call 1(BULLET)800(BULLET)DIAL(BULLET)SEI/
1(BULLET)800(BULLET)342(BULLET)5734

SEI-F-040-05